Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Revenue [Abstract]
Schedule of presents components revenue	The following table presents the components of our revenue:
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Cost plus fixed fee	$627,660	$2,212,062	$2,577,168	$3,635,320
Firm fixed-price	500,455	399,164	1,371,727	833,537
Firm fixed-price-vehicle lease	-	378,333	-	756,667
Total	$1,128,115	$2,989,559	$3,948,895	$5,225,524
The following table presents the components of our revenue:
	Year Ended December 31,
	2022	2021
Cost plus fixed fee	$6,898,450	$2,856,858
Firm fixed-price	3,023,176	4,978,015
Firm fixed-price-vehicle lease	1,513,333	756,667
Total	$11,434,959	$8,591,540

Schedule of unfulfilled performance obligations	The following table summarizes the expected revenue from our unfilled performance obligations as of June 30, 2023:
	Expected Revenue from Unfulfilled Performance Obligations by Period
($ in millions)	Total	2023	2024

Unfulfilled performance obligations:
Performance obligations	$8.0	$2.6	$5.4
Total unfulfilled performance obligations	$8.0	$2.6	$5.4
The following table summarizes the expected revenue from our unfilled performance obligations as of December 31, 2022:
($ in millions)	Expected Revenue from Unfulfilled Performance Obligations by Period
	Total	2023	2024
Unfulfilled performance obligations:
Performance obligations	$11.1	$7.0	$4.1
Total unfulfilled performance obligations	$11.1	$7.0	$4.1